Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Schedule of Intangible Assets [Line Items]
Total	$ 838,462	$ 838,462	$ 1,131,500
Less: Accumulated amortization	(592,536)	(577,370)	(464,220)
Net Intangible Assets	245,926	261,092	667,280
Customer base [Member]
Schedule of Intangible Assets [Line Items]
Total	214,640	214,640	314,100
Intellectual property and trademarks [Member]
Schedule of Intangible Assets [Line Items]
Total	$ 623,822	$ 623,822	$ 817,400